Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (94.6%)
Communication Services (5.2%)
	Alphabet Inc. Class A	249,791	38,628
	Comcast Corp. Class A	390,668	14,416
	WPP plc ADR	138,100	5,242
*	Warner Bros Discovery Inc.	378,679	4,063
	Paramount Global Class B	235,200	2,813
	Omnicom Group Inc.	26,691	2,213
			67,375
Consumer Discretionary (8.3%)
*	Amazon.com Inc.	243,410	46,311
	McDonald's Corp.	40,587	12,678
	General Motors Co.	262,383	12,340
	Home Depot Inc.	28,837	10,569
	Magna International Inc.	256,675	8,724
*	Aptiv plc	98,900	5,885
	Starbucks Corp.	51,621	5,064
	BorgWarner Inc. (XNYS)	83,100	2,381
	Booking Holdings Inc.	500	2,303
	Lithia Motors Inc.	7,400	2,172
			108,427
Consumer Staples (4.5%)
	Coca-Cola Co.	195,377	13,993
	Procter & Gamble Co.	72,431	12,344
	Kraft Heinz Co.	325,500	9,905
	Mondelez International Inc. Class A	116,148	7,881
	Unilever plc ADR	120,993	7,205
	Anheuser-Busch InBev SA ADR	77,000	4,740
	Conagra Brands Inc.	122,400	3,264
			59,332
Energy (7.2%)
	Exxon Mobil Corp.	174,278	20,727
	ConocoPhillips	159,033	16,702
	APA Corp.	705,723	14,834
	Shell plc ADR	143,236	10,496
	NOV Inc.	644,315	9,806
	Ovintiv Inc. (XNYS)	171,300	7,332
	Schlumberger NV	127,700	5,338
	Baker Hughes Co.	113,100	4,971
	Cenovus Energy Inc.	173,400	2,412
	Murphy Oil Corp.	56,840	1,614
			94,232
Financials (19.5%)
	Visa Inc. Class A	87,163	30,547
	Bank of America Corp.	695,040	29,004
	Intercontinental Exchange Inc.	150,286	25,924
	Citigroup Inc.	262,303	18,621
	American International Group Inc.	185,702	16,145
	Wells Fargo & Co.	206,333	14,813
	Marsh & McLennan Cos. Inc.	52,625	12,842
	Charles Schwab Corp.	153,959	12,052
	Blackstone Inc.	74,553	10,421
	Fidelity National Information Services Inc.	132,700	9,910
	State Street Corp.	105,210	9,419
	US Bancorp	210,770	8,899
	Chubb Ltd.	29,424	8,886
	American Express Co.	28,631	7,703
	Citizens Financial Group Inc.	172,861	7,082
	Goldman Sachs Group Inc.	11,056	6,040
	Hartford Insurance Group Inc.	47,200	5,840

Diversified Value Portfolio
		Shares	Market Value ($000)
	Bank of New York Mellon Corp.	68,434	5,740
	Corebridge Financial Inc.	162,400	5,127
	Capital One Financial Corp.	23,500	4,213
	Truist Financial Corp.	95,900	3,946
	First Citizens BancShares Inc. Class A	1,332	2,470
			255,644
Health Care (14.2%)
	Medtronic plc	241,682	21,718
	UnitedHealth Group Inc.	29,265	15,327
	Elevance Health Inc.	33,881	14,737
*	Boston Scientific Corp.	142,821	14,408
	Eli Lilly & Co.	16,186	13,368
	Danaher Corp.	60,589	12,421
	Thermo Fisher Scientific Inc.	24,665	12,273
	CVS Health Corp.	155,500	10,535
	Merck & Co. Inc.	106,253	9,537
	GE HealthCare Technologies Inc.	116,017	9,364
*	Vertex Pharmaceuticals Inc.	14,274	6,920
	Zoetis Inc.	40,998	6,750
	Humana Inc.	24,700	6,536
	HCA Healthcare Inc.	17,000	5,874
*	Centene Corp.	94,560	5,741
	Cigna Group	15,300	5,034
	Zimmer Biomet Holdings Inc.	34,211	3,872
	GSK plc ADR	74,432	2,883
*	Solventum Corp.	36,600	2,783
	Sanofi SA ADR	47,764	2,649
	Labcorp Holdings Inc.	10,900	2,537
			185,267
Industrials (10.9%)
	Waste Management Inc.	67,463	15,618
*	Boeing Co.	88,352	15,068
	FedEx Corp.	42,733	10,418
	Jacobs Solutions Inc.	81,974	9,910
	Equifax Inc.	33,218	8,091
	HEICO Corp.	29,984	8,011
	Cummins Inc.	24,451	7,664
	Nordson Corp.	37,784	7,622
	Old Dominion Freight Line Inc.	45,710	7,563
	AMETEK Inc.	42,336	7,288
	RTX Corp.	51,700	6,848
	Deere & Co.	12,813	6,014
	Trane Technologies plc	16,741	5,640
	Rockwell Automation Inc.	21,253	5,491
	CNH Industrial NV	429,134	5,270
	PACCAR Inc.	50,380	4,906
	Norfolk Southern Corp.	16,400	3,884
	General Dynamics Corp.	8,900	2,426
	Timken Co.	32,800	2,357
*	Fluor Corp.	49,050	1,757
			141,846
Information Technology (20.7%)
	Microsoft Corp.	156,824	58,870
	Apple Inc.	243,588	54,108
*	F5 Inc.	92,900	24,736
*	Workday Inc. Class A	88,300	20,621
	Telefonaktiebolaget LM Ericsson ADR	2,037,305	15,810
	Broadcom Inc.	90,876	15,215
	Analog Devices Inc.	58,065	11,710
	Amphenol Corp. Class A	178,132	11,684
	Marvell Technology Inc.	147,487	9,081
	Accenture plc Class A	29,017	9,054
	Applied Materials Inc.	61,715	8,956
	QUALCOMM Inc.	47,846	7,350
*	Adobe Inc.	13,218	5,070
	TE Connectivity plc	34,860	4,926
	Salesforce Inc.	17,809	4,779
*	Advanced Micro Devices Inc.	35,743	3,672
	Micron Technology Inc.	38,860	3,377

Diversified Value Portfolio
		Shares	Market Value ($000)
	Cognizant Technology Solutions Corp. Class A	30,600	2,341
			271,360
Materials (1.1%)
	Avery Dennison Corp.	43,486	7,739
	Olin Corp.	175,800	4,261
	PPG Industries Inc.	24,000	2,625
			14,625
Real Estate (1.4%)
	Prologis Inc.	87,317	9,761
*	CBRE Group Inc. Class A	67,679	8,851
			18,612
Utilities (1.6%)
	Dominion Energy Inc.	194,200	10,889
	PPL Corp.	281,755	10,174
			21,063
Total Common Stocks (Cost $1,088,632)			1,237,783
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $67,240)	672,412	67,234
Total Investments (99.7%) (Cost $1,155,872)			1,305,017
Other Assets and Liabilities—Net (0.3%)			3,881
Net Assets (100%)			1,308,898
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	90	25,440	(174)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Diversified Value Portfolio
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.